Goodwill and Intangible Assets - Schedule of Future Estimated Amortization Expense (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Schedule of Future Estimated Amortization Expense [Abstract]
Remainder of 2025	$ 57,000
2026	76,000	$ 55,444
2027	76,000	55,444
2028	76,000	55,444
2029	76,000	55,444
Thereafter	537,052	55,444
Total	$ 898,052	$ 786,061